Derivative Financial Instruments - Effect of Non-Designated as Hedging Instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Derivative Instruments, (Loss) Gain [Line Items]
Gains (Losses) Recognized in Income	$ (3,025)	$ (10,434)	$ (20,585)
Cost of Revenue [Member]
Derivative Instruments, (Loss) Gain [Line Items]
Gains (Losses) Recognized in Income	1,378	1,055	(2,126)
Research and Development [Member]
Derivative Instruments, (Loss) Gain [Line Items]
Gains (Losses) Recognized in Income	906	297	(1,078)
Selling, General and Administrative [Member]
Derivative Instruments, (Loss) Gain [Line Items]
Gains (Losses) Recognized in Income	706	329	(996)
Interest and Other Expense, Net [Member]
Derivative Instruments, (Loss) Gain [Line Items]
Gains (Losses) Recognized in Income	(6,929)	(11,664)	(16,312)
Income Taxes [Member]
Derivative Instruments, (Loss) Gain [Line Items]
Gains (Losses) Recognized in Income	$ 914	$ (451)	$ (73)